Schedule of Discontinued Operations (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 63,418	$ 57,277		$ 173,604	$ 26,817	$ 159,272	$ 220,935	$ 189,140
Cost of revenue	35,245	32,671		102,422	23,015	98,790	132,923	110,530
Gross Profit	28,173	24,606		71,182	3,802	60,482	88,012	78,610
Operating expense
Selling and marketing	19,271	18,424		56,743	5,396	53,123	72,489	81,929
General and administrative	11,028	13,493		35,803	1,722	41,841	53,499	55,612
Loss on impairment of assets					209		0	(425)
Total operating expenses	35,025	36,395		106,892	7,327	108,345	143,895	162,889
Operating Loss	(6,852)	(11,789)		(35,710)	(3,525)	(47,863)	(55,883)	(84,279)
Income tax benefit	61	547		168	55	(1,180)	(1,063)	(1,674)
Net Loss	$ (11,166)	$ (16,505)		$ (50,027)	$ (3,470)	$ (57,161)	$ (70,858)	$ (89,940)
Parade Print [Member]
Operating expense
Revenue			$ 20,753
Cost of revenue			16,940
Gross profit			3,813
Selling and marketing			3,504
General and administrative			1,484
Loss on impairment of assets			209
Total operating expenses			5,197
Loss from discontinued operations			(1,384)
Income tax benefit			55
Net loss from discontinued operations			$ (1,329)